Other Non-Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Texts block [Abstract]
Summary of Breakdown of Other Non Financial Liabilities
The composition of other non-financial liabilities as of December 31, 2024 and 2023 is as follows:

Composition	12/31/2024	12/31/2023
Salaries, bonuses and payroll taxes payables	129,310,873	115,178,530
Withholdings and collections	90,335,846	98,302,053
Taxes payables	55,155,066	73,532,454
Miscellaneous payables - provisions of goods and services	40,669,552	92,201,615
Directors’ and syndics’ fees payable	8,335,628	38,095,600
Retirement pension payment orders pending settlement	7,851,128	3,458,899
Dividends payable (see Note 42)	1,229	174,519
Other	35,831,375	56,994,044

Total	367,490,697	477,937,714